Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VS PERFORMANCE

	Arsen S. Kitch		Linda K. Massman				Value of Initial Fixed $100 Investment on 12/31/2019 based on:
	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid (CAP) to PEO(1)(2)	SCT Total for PEO	CAP to PEO	Average SCT Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(1)(2)(3)	Company Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (millions)	Adjusted EBITDA(5)

2022	$4,665,888	$8,013,712	N/A	N/A	$1,485,132	$2,042,485	$177.01	$117.98	$46.0	$226.9

2021	$3,508,327	$2,881,453	N/A	N/A	$1,309,743	$880,350	$171.68	$139.56	($28.1)	$174.6

2020	$4,010,645	$8,567,932	$2,113,374	$2,227,347	$1,691,924	$2,908,320	$176.73	$112.48	$77.1	$283.2

(1)
In order to calculate the compensation “actually paid” for our PEO and NEOs, we have subtracted the following amounts from the value in the
“2022 Summary Compensation Tables”
totals, which reflect the grant date fair value for performance and time vesting RSUs granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.

Arsen S. Kitch	Equity Award Values	Linda K. Massman	Equity Award Values	NEO Average	Equity Award Values

2022	$2,113,054	2022	N/A	2022	$446,147

2021	$1,838,354	2021	N/A	2021	$418,348

2020	$2,075,292	2020	—	2020	$904,741

(2)
In order to calculate the compensation “actually paid” for our PEO and NEOs, we have added the following amounts, which reflect the change in fair value for performance and time vesting RSUs, and options, as applicable, in each case computed in accordance
with FASB ASC Topic 718.

Arsen S. Kitch	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date	Linda K. Massman	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date		NEO Average	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date

2022	$4,263,040	$1,197,839	2022	N/A	N/A		2022	$2,004,903	$647,739

2021	$1,753,889	($542,410)	2021	N/A	N/A		2021	$375,378	($386,724)

2020	$5,857,139	$775,440	2020	—	$113,973	(a)	2020	$2,004,903	$103,414	(b)

(a)	This amount includes the value of unvested equity forfeited by Linda Massman ($423,485) in connection with her departure in 2020.

(b)	This amount includes the value of unvested equity forfeited by Robert Hrivnak ($63,033) in connection with his departure in 2020.

(3)	The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs

2022	Mike Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2021	Mike Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2020	Mike Murphy, Steve Bowden, Michael Gadd, Kari Moyes, and Robert Hrivnak

(4)
Represent the total stockholder return of the S&P Midcap 400
®
Index (excluding members of the GICS
®
Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our 2023
10-K.

(5)	A reconciliation to GAAP EBITDA is found on p. 26 of our 10-K.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]
The named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs

2022	Mike Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2021	Mike Murphy, Steve Bowden, Michael Gadd, and Kari Moyes

2020	Mike Murphy, Steve Bowden, Michael Gadd, Kari Moyes, and Robert Hrivnak

Peer Group Issuers, Footnote [Text Block]
Represent the total stockholder return of the S&P Midcap 400
®
Index (excluding members of the GICS
®
Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our 2023
10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(1)
In order to calculate the compensation “actually paid” for our PEO and NEOs, we have subtracted the following amounts from the value in the
“2022 Summary Compensation Tables”
totals, which reflect the grant date fair value for performance and time vesting RSUs granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.

Arsen S. Kitch	Equity Award Values	Linda K. Massman	Equity Award Values	NEO Average	Equity Award Values

2022	$2,113,054	2022	N/A	2022	$446,147

2021	$1,838,354	2021	N/A	2021	$418,348

2020	$2,075,292	2020	—	2020	$904,741

(2)
In order to calculate the compensation “actually paid” for our PEO and NEOs, we have added the following amounts, which reflect the change in fair value for performance and time vesting RSUs, and options, as applicable, in each case computed in accordance
with FASB ASC Topic 718.

Arsen S. Kitch	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date	Linda K. Massman	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date		NEO Average	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date

2022	$4,263,040	$1,197,839	2022	N/A	N/A		2022	$2,004,903	$647,739

2021	$1,753,889	($542,410)	2021	N/A	N/A		2021	$375,378	($386,724)

2020	$5,857,139	$775,440	2020	—	$113,973	(a)	2020	$2,004,903	$103,414	(b)

(a)	This amount includes the value of unvested equity forfeited by Linda Massman ($423,485) in connection with her departure in 2020.

(b)	This amount includes the value of unvested equity forfeited by Robert Hrivnak ($63,033) in connection with his departure in 2020.

Non-PEO NEO Average Total Compensation Amount	$ 1,485,132	$ 1,309,743	$ 1,691,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,042,485	880,350	2,908,320
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(1)
In order to calculate the compensation “actually paid” for our PEO and NEOs, we have subtracted the following amounts from the value in the
“2022 Summary Compensation Tables”
totals, which reflect the grant date fair value for performance and time vesting RSUs granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures, as described more fully in the summary compensation table.

Arsen S. Kitch	Equity Award Values	Linda K. Massman	Equity Award Values	NEO Average	Equity Award Values

2022	$2,113,054	2022	N/A	2022	$446,147

2021	$1,838,354	2021	N/A	2021	$418,348

2020	$2,075,292	2020	—	2020	$904,741

(2)
In order to calculate the compensation “actually paid” for our PEO and NEOs, we have added the following amounts, which reflect the change in fair value for performance and time vesting RSUs, and options, as applicable, in each case computed in accordance
with FASB ASC Topic 718.

Arsen S. Kitch	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date	Linda K. Massman	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date		NEO Average	Fair value of awards granted in year and unvested at end of year	Change in fair value of awards granted in prior year through end of year or vesting date

2022	$4,263,040	$1,197,839	2022	N/A	N/A		2022	$2,004,903	$647,739

2021	$1,753,889	($542,410)	2021	N/A	N/A		2021	$375,378	($386,724)

2020	$5,857,139	$775,440	2020	—	$113,973	(a)	2020	$2,004,903	$103,414	(b)

(a)	This amount includes the value of unvested equity forfeited by Linda Massman ($423,485) in connection with her departure in 2020.

(b)	This amount includes the value of unvested equity forfeited by Robert Hrivnak ($63,033) in connection with his departure in 2020.

Tabular List [Table Text Block]	Most Important Performance Metrics

Adjusted EBITDA (financial)

Free Cash Flow (financial)

ROIC (financial)

TSR (financial)

Strategic Objectives (non-financial)

Total Shareholder Return Amount	$ 177.01	171.68	176.73
Peer Group Total Shareholder Return Amount	117.98	139.56	112.48
Net Income (Loss)	$ 46,000,000	$ (28,100,000)	$ 77,100,000
Company Selected Measure Amount	226.9	174.6	283.2
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (financial)
Non-GAAP Measure Description [Text Block]	A reconciliation to GAAP EBITDA is found on p. 26 of our 10-K.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow (financial)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC (financial)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR (financial)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Objectives (non-financial)
Arsen S. Kitch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,665,888	$ 3,508,327	$ 4,010,645
PEO Actually Paid Compensation Amount	$ 8,013,712	2,881,453	8,567,932
PEO Name	Arsen S. Kitch
Linda K. Massman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,113,374
PEO Actually Paid Compensation Amount			2,227,347
PEO Name	Linda K. Massman
Robert Hrivnak [Member]
Pay vs Performance Disclosure [Table]
Unvested Equity Forfeited			(63,033)
PEO [Member] | Arsen S. Kitch [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Awards Granted in Year and Unvested at End of Year	$ 4,263,040	1,753,889	5,857,139
Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date	1,197,839	(542,410)	775,440
Equity Award Values	2,113,054	1,838,354	2,075,292
PEO [Member] | Linda K. Massman [Member]
Pay vs Performance Disclosure [Table]
Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date			113,973
Equity Award Values			0
Unvested Equity Forfeited			(423,485)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Fair Value of Awards Granted in Year and Unvested at End of Year	2,004,903	375,378	2,004,903
Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date	647,739	(386,724)	103,414
Equity Award Values	$ 446,147	$ 418,348	$ 904,741